Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 948,664	¥ 832,524
Total Liabilities	[1]	505,787	450,200
Assets which are pledged as collateral	[2]	749,746	644,001
Commitments	[3]	42,015	54,533
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	2,485	2,014
Total Liabilities	[1]	1	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	89,455	94,404
Total Liabilities	[1]	16,597	31,208
Assets which are pledged as collateral	[2]	18,204	49,587
Commitments	[3]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	750	564
Total Liabilities	[1]	262	30
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	64,121	72,347
Total Liabilities	[1]	44	121
Assets which are pledged as collateral	[2]	0	42
Commitments	[3]	0	0
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	221,885	228,859
Total Liabilities	[1]	129,068	175,115
Assets which are pledged as collateral	[2]	221,885	228,859
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	2,495	2,264
Total Liabilities	[1]	3,193	2,729
Assets which are pledged as collateral	[2]	2,495	2,264
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	397,330	282,739
Total Liabilities	[1]	285,406	195,915
Assets which are pledged as collateral	[2]	356,841	242,937
Commitments	[3]	42,015	54,533
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	170,143	149,333
Total Liabilities	[1]	71,216	45,082
Assets which are pledged as collateral	[2]	150,321	120,312
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.